Annual Total Returns- PIMCO Emerging Markets Bond Portfolio (Administrative Class) [BarChart] - Administrative Class - PIMCO Emerging Markets Bond Portfolio - Administrative	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	6.32%	17.87%	(6.95%)	1.51%	(2.24%)	13.31%	9.87%	(4.73%)	14.77%	6.71%